CVT
S&P 500® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 95.3%

Security	Shares	Value
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.(1)	716	$ 513,830
Boeing Co.(1)	6,892	1,487,501
General Dynamics Corp.	2,301	784,641
General Electric Co.	9,666	2,907,726
Howmet Aerospace, Inc.	3,674	720,949
Huntington Ingalls Industries, Inc.	370	106,527
L3Harris Technologies, Inc.	1,705	520,724
Lockheed Martin Corp.	1,873	935,020
Northrop Grumman Corp.	1,227	747,636
RTX Corp.	12,201	2,041,593
Textron, Inc.	1,704	143,971
TransDigm Group, Inc.	514	677,462
		$11,587,580
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	1,076	$142,462
Expeditors International of Washington, Inc.	1,293	158,509
FedEx Corp.	1,978	466,432
United Parcel Service, Inc., Class B	6,709	560,403
		$1,327,806
Automobile Components — 0.0%†
Aptiv PLC(1)	2,055	$177,182
		$177,182
Automobiles — 2.3%
Ford Motor Co.	35,631	$426,147
General Motors Co.	8,678	529,098
Tesla, Inc.(1)	25,602	11,385,721
		$12,340,966
Banks — 3.4%
Bank of America Corp.	62,113	$3,204,410
Citigroup, Inc.	16,780	1,703,170
Citizens Financial Group, Inc.	3,932	209,025
Fifth Third Bancorp	6,033	268,770
Huntington Bancshares, Inc.	13,750	237,462
JPMorgan Chase & Co.	25,099	7,916,978
KeyCorp	8,496	158,790
M&T Bank Corp.	1,424	281,411
PNC Financial Services Group, Inc.	3,590	721,339
Regions Financial Corp.	8,133	214,467
Truist Financial Corp.	11,753	537,347
U.S. Bancorp	14,185	685,561
Wells Fargo & Co.	29,199	2,447,460
		$18,586,190
Security	Shares	Value
Beverages — 0.9%
Brown-Forman Corp., Class B	1,719	$ 46,550
Coca-Cola Co.	35,305	2,341,428
Constellation Brands, Inc., Class A	1,301	175,206
Keurig Dr. Pepper, Inc.	12,382	315,865
Molson Coors Beverage Co., Class B	1,617	73,169
Monster Beverage Corp.(1)	6,497	437,313
PepsiCo, Inc.	12,479	1,752,551
		$ 5,142,082
Biotechnology — 1.5%
AbbVie, Inc.	16,102	$3,728,257
Amgen, Inc.	4,907	1,384,755
Biogen, Inc.(1)	1,336	187,147
Gilead Sciences, Inc.	11,310	1,255,410
Incyte Corp.(1)	1,516	128,572
Moderna, Inc.(1)	3,212	82,966
Regeneron Pharmaceuticals, Inc.	929	522,349
Vertex Pharmaceuticals, Inc.(1)	2,337	915,263
		$8,204,719
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	88,585	$19,450,608
eBay, Inc.	4,166	378,898
		$19,829,506
Building Products — 0.5%
A.O. Smith Corp.	1,097	$80,531
Allegion PLC	812	144,008
Builders FirstSource, Inc.(1)	1,043	126,464
Carrier Global Corp.	7,292	435,332
Johnson Controls International PLC	5,965	655,852
Lennox International, Inc.	301	159,337
Masco Corp.	1,991	140,147
Trane Technologies PLC	2,028	855,735
		$2,597,406
Capital Markets — 3.3%
Ameriprise Financial, Inc.	859	$421,984
Bank of New York Mellon Corp.	6,428	700,395
Blackrock, Inc.	1,313	1,530,787
Blackstone, Inc.	6,719	1,147,941
Cboe Global Markets, Inc.	953	233,723
Charles Schwab Corp.	15,553	1,484,845
CME Group, Inc.	3,285	887,574
Coinbase Global, Inc., Class A(1)	2,061	695,567
FactSet Research Systems, Inc.	358	102,563
Franklin Resources, Inc.	2,792	64,579
Goldman Sachs Group, Inc.	2,759	2,197,130
Interactive Brokers Group, Inc., Class A	4,120	283,497
Intercontinental Exchange, Inc.	5,218	879,129

CVT
S&P 500® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Invesco Ltd.	4,224	$ 96,899
KKR & Co., Inc.	6,253	812,577
Moody's Corp.	1,406	669,931
Morgan Stanley(2)	11,058	1,757,780
MSCI, Inc.	705	400,024
Nasdaq, Inc.	4,132	365,475
Northern Trust Corp.	1,743	234,608
Raymond James Financial, Inc.	1,617	279,094
Robinhood Markets, Inc., Class A(1)	7,055	1,010,135
S&P Global, Inc.	2,848	1,386,150
State Street Corp.	2,586	300,002
T. Rowe Price Group, Inc.	2,003	205,588
		$18,147,977
Chemicals — 1.0%
Air Products and Chemicals, Inc.	2,029	$553,349
Albemarle Corp.	1,073	86,999
CF Industries Holdings, Inc.	1,529	137,151
Corteva, Inc.	6,190	418,630
Dow, Inc.	6,461	148,151
DuPont de Nemours, Inc.	3,817	297,344
Eastman Chemical Co.	1,129	71,184
Ecolab, Inc.	2,327	637,272
International Flavors & Fragrances, Inc.	2,336	143,757
Linde PLC	4,274	2,030,150
LyondellBasell Industries NV, Class A	2,469	121,080
Mosaic Co.	2,893	100,329
PPG Industries, Inc.	2,057	216,211
Sherwin-Williams Co.	2,114	731,994
		$5,693,601
Commercial Services & Supplies — 0.5%
Cintas Corp.	3,122	$640,821
Copart, Inc.(1)	8,109	364,662
Republic Services, Inc.	1,850	424,538
Rollins, Inc.	2,562	150,492
Veralto Corp.	2,262	241,152
Waste Management, Inc.	3,378	745,964
		$2,567,629
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	9,394	$1,368,800
Cisco Systems, Inc.	36,095	2,469,620
F5, Inc.(1)	524	169,352
Motorola Solutions, Inc.	1,519	694,623
		$4,702,395
Construction & Engineering — 0.2%
EMCOR Group, Inc.	408	$265,012
Security	Shares	Value
Construction & Engineering (continued)
Quanta Services, Inc.	1,358	$ 562,783
		$ 827,795
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	550	$ 346,654
Vulcan Materials Co.	1,204	370,374
		$ 717,028
Consumer Finance — 0.6%
American Express Co.	4,948	$ 1,643,528
Capital One Financial Corp.	5,829	1,239,129
Synchrony Financial	3,391	240,930
		$3,123,587
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	4,042	$3,741,396
Dollar General Corp.	2,006	207,320
Dollar Tree, Inc.(1)	1,769	166,941
Kroger Co.	5,544	373,721
Sysco Corp.	4,352	358,344
Target Corp.	4,142	371,537
Walmart, Inc.	40,008	4,123,225
		$9,342,484
Containers & Packaging — 0.2%
Amcor PLC	21,013	$171,886
Avery Dennison Corp.	738	119,681
Ball Corp.	2,618	132,000
International Paper Co.	4,813	223,323
Packaging Corp. of America	815	177,613
Smurfit WestRock PLC	4,710	200,505
		$1,025,008
Distributors — 0.1%
Genuine Parts Co.	1,310	$181,566
LKQ Corp.	2,437	74,426
Pool Corp.	299	92,711
		$348,703
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	65,176	$1,840,570
Verizon Communications, Inc.	38,432	1,689,087
		$3,529,657
Electric Utilities — 1.5%
Alliant Energy Corp.	2,425	$163,469
American Electric Power Co., Inc.	4,875	548,438
Constellation Energy Corp.	2,848	937,191
Duke Energy Corp.	7,088	877,140
Edison International	3,632	200,777

CVT
S&P 500® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Entergy Corp.	4,069	$ 379,190
Evergy, Inc.	2,172	165,115
Eversource Energy	3,468	246,714
Exelon Corp.	9,206	414,362
FirstEnergy Corp.	4,887	223,922
NextEra Energy, Inc.	18,770	1,416,947
NRG Energy, Inc.	1,763	285,518
PG&E Corp.	20,033	302,098
Pinnacle West Capital Corp.	1,093	97,998
PPL Corp.	6,741	250,496
Southern Co.	10,027	950,259
Xcel Energy, Inc.	5,471	441,236
		$7,900,870
Electrical Equipment — 0.8%
AMETEK, Inc.	2,105	$395,740
Eaton Corp. PLC	3,548	1,327,839
Emerson Electric Co.	5,130	672,954
GE Vernova, Inc.	2,481	1,525,567
Generac Holdings, Inc.(1)	558	93,409
Hubbell, Inc.	484	208,270
Rockwell Automation, Inc.	1,025	358,268
		$4,582,047
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	11,129	$1,377,214
CDW Corp.	1,195	190,340
Corning, Inc.	7,105	582,823
Jabil, Inc.	978	212,392
Keysight Technologies, Inc.(1)	1,569	274,449
TE Connectivity PLC	2,693	591,194
Teledyne Technologies, Inc.(1)	427	250,239
Trimble, Inc.(1)	2,252	183,876
Zebra Technologies Corp., Class A(1)	480	142,637
		$3,805,164
Energy Equipment & Services — 0.2%
Baker Hughes Co.	8,986	$437,798
Halliburton Co.	7,771	191,166
Schlumberger NV	13,599	467,398
		$1,096,362
Entertainment — 1.5%
Electronic Arts, Inc.	2,053	$414,090
Live Nation Entertainment, Inc.(1)	1,438	234,969
Netflix, Inc.(1)	3,873	4,643,417
Take-Two Interactive Software, Inc.(1)	1,591	411,051
TKO Group Holdings, Inc.	634	128,043
Walt Disney Co.	16,388	1,876,426
Security	Shares	Value
Entertainment (continued)
Warner Bros. Discovery, Inc.(1)	22,567	$ 440,733
		$ 8,148,729
Financial Services — 3.8%
Apollo Global Management, Inc.	4,194	$ 558,934
Berkshire Hathaway, Inc., Class B(1)	16,731	8,411,343
Block, Inc.(1)	5,009	362,000
Corpay, Inc.(1)	664	191,272
Fidelity National Information Services, Inc.	4,761	313,940
Fiserv, Inc.(1)	4,955	638,848
Global Payments, Inc.	2,211	183,690
Jack Henry & Associates, Inc.	695	103,506
Mastercard, Inc., Class A	7,524	4,279,727
PayPal Holdings, Inc.(1)	8,708	583,959
Visa, Inc., Class A	15,508	5,294,121
		$20,921,340
Food Products — 0.5%
Archer-Daniels-Midland Co.	4,379	$261,601
Bunge Global SA	1,272	103,350
Campbell's Co.	1,914	60,444
Conagra Brands, Inc.	4,650	85,142
General Mills, Inc.	4,874	245,747
Hershey Co.	1,350	252,517
Hormel Foods Corp.	2,657	65,734
J.M. Smucker Co.	1,037	112,618
Kellanova	2,538	208,167
Kraft Heinz Co.	7,768	202,279
Lamb Weston Holdings, Inc.	1,332	77,363
McCormick & Co., Inc.	2,406	160,985
Mondelez International, Inc., Class A	11,794	736,771
Tyson Foods, Inc., Class A	2,702	146,719
		$2,719,437
Gas Utilities — 0.1%
Atmos Energy Corp.	1,499	$255,954
		$255,954
Ground Transportation — 0.9%
CSX Corp.	16,993	$603,421
J.B. Hunt Transport Services, Inc.	740	99,286
Norfolk Southern Corp.	2,045	614,339
Old Dominion Freight Line, Inc.	1,686	237,355
Uber Technologies, Inc.(1)	19,009	1,862,312
Union Pacific Corp.	5,406	1,277,816
		$4,694,529
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	15,864	$2,124,824
Align Technology, Inc.(1)	643	80,516

CVT
S&P 500® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc.	4,844	$ 110,298
Becton Dickinson & Co.	2,613	489,075
Boston Scientific Corp.(1)	13,506	1,318,591
Cooper Cos., Inc.(1)	1,888	129,441
DexCom, Inc.(1)	3,574	240,494
Edwards Lifesciences Corp.(1)	5,351	416,147
GE HealthCare Technologies, Inc.	4,162	312,566
Hologic, Inc.(1)	2,027	136,802
IDEXX Laboratories, Inc.(1)	729	465,751
Insulet Corp.(1)	642	198,205
Intuitive Surgical, Inc.(1)	3,268	1,461,548
Medtronic PLC	11,679	1,112,308
ResMed, Inc.	1,335	365,430
Solventum Corp.(1)	1,351	98,623
STERIS PLC	898	222,201
Stryker Corp.	3,136	1,159,285
Zimmer Biomet Holdings, Inc.	1,867	183,900
		$10,626,005
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	2,177	$341,702
Cencora, Inc.	1,767	552,241
Centene Corp.(1)	4,253	151,747
Cigna Group	2,433	701,312
CVS Health Corp.	11,561	871,584
DaVita, Inc.(1)	326	43,316
Elevance Health, Inc.	2,052	663,042
HCA Healthcare, Inc.	1,493	636,317
Henry Schein, Inc.(1)	940	62,388
Humana, Inc.	1,096	285,146
Labcorp Holdings, Inc.	757	217,304
McKesson Corp.	1,134	876,060
Molina Healthcare, Inc.(1)	512	97,976
Quest Diagnostics, Inc.	1,054	200,871
UnitedHealth Group, Inc.	8,255	2,850,452
Universal Health Services, Inc., Class B	540	110,398
		$8,661,856
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,453	$121,093
Healthpeak Properties, Inc.	6,557	125,567
Ventas, Inc.	4,142	289,899
Welltower, Inc.	6,096	1,085,941
		$1,622,500
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	5,828	$99,193
		$99,193
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(1)	3,911	$ 474,874
Booking Holdings, Inc.	295	1,592,785
Carnival Corp.(1)	9,910	286,498
Chipotle Mexican Grill, Inc.(1)	12,222	478,980
Darden Restaurants, Inc.	1,067	203,114
Domino's Pizza, Inc.	285	123,037
DoorDash, Inc., Class A(1)	3,374	917,694
Expedia Group, Inc.	1,077	230,209
Hilton Worldwide Holdings, Inc.	2,144	556,239
Las Vegas Sands Corp.	2,816	151,473
Marriott International, Inc., Class A	2,054	534,944
McDonald's Corp.	6,504	1,976,500
MGM Resorts International(1)	1,952	67,656
Norwegian Cruise Line Holdings Ltd.(1)	4,217	103,865
Royal Caribbean Cruises Ltd.	2,303	745,205
Starbucks Corp.	10,361	876,541
Wynn Resorts Ltd.	770	98,768
Yum! Brands, Inc.	2,530	384,560
		$9,802,942
Household Durables — 0.3%
D.R. Horton, Inc.	2,527	$428,250
Garmin Ltd.	1,491	367,114
Lennar Corp., Class A	2,075	261,533
Mohawk Industries, Inc.(1)	490	63,171
NVR, Inc.(1)	26	208,901
PulteGroup, Inc.	1,798	237,570
		$1,566,539
Household Products — 0.8%
Church & Dwight Co., Inc.	2,220	$194,539
Clorox Co.	1,115	137,479
Colgate-Palmolive Co.	7,367	588,918
Kimberly-Clark Corp.	3,024	376,004
Procter & Gamble Co.	21,351	3,280,581
		$4,577,521
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,720	$88,435
Vistra Corp.	2,903	568,756
		$657,191
Industrial Conglomerates — 0.4%
3M Co.	4,855	$753,399
Honeywell International, Inc.	5,787	1,218,163
		$1,971,562
Industrial REITs — 0.2%
Prologis, Inc.	8,459	$968,725
		$968,725

CVT
S&P 500® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 1.8%
Aflac, Inc.	4,387	$ 490,028
Allstate Corp.	2,402	515,589
American International Group, Inc.	5,050	396,627
Aon PLC, Class A	1,965	700,680
Arch Capital Group Ltd.	3,388	307,393
Arthur J. Gallagher & Co.	2,337	723,862
Assurant, Inc.	460	99,636
Brown & Brown, Inc.	2,645	248,075
Chubb Ltd.	3,380	954,005
Cincinnati Financial Corp.	1,425	225,292
Erie Indemnity Co., Class A	235	74,768
Everest Group Ltd.	401	140,442
Globe Life, Inc.	738	105,512
Hartford Insurance Group, Inc.	2,563	341,879
Loews Corp.	1,550	155,604
Marsh & McLennan Cos., Inc.	4,481	903,056
MetLife, Inc.	5,092	419,428
Principal Financial Group, Inc.	1,848	153,218
Progressive Corp.	5,343	1,319,454
Prudential Financial, Inc.	3,208	332,798
Travelers Cos., Inc.	2,052	572,959
W.R. Berkley Corp.	2,731	209,249
Willis Towers Watson PLC	889	307,105
		$9,696,659
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	53,076	$12,902,776
Alphabet, Inc., Class C	42,614	10,378,640
Match Group, Inc.	2,315	81,766
Meta Platforms, Inc., Class A	19,791	14,534,114
		$37,897,296
IT Services — 0.9%
Accenture PLC, Class A	5,677	$1,399,948
Akamai Technologies, Inc.(1)	1,380	104,549
Cognizant Technology Solutions Corp., Class A	4,452	298,596
EPAM Systems, Inc.(1)	535	80,673
Gartner, Inc.(1)	690	181,380
GoDaddy, Inc., Class A(1)	1,262	172,679
International Business Machines Corp.	8,491	2,395,820
VeriSign, Inc.	766	214,151
		$4,847,796
Leisure Products — 0.0%†
Hasbro, Inc.	1,214	$92,082
		$92,082
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	2,589	$332,298
Bio-Techne Corp.	1,429	79,495
Security	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(1)	464	$ 72,597
Danaher Corp.	5,809	1,151,692
IQVIA Holdings, Inc.(1)	1,551	294,597
Mettler-Toledo International, Inc.(1)	188	230,791
Revvity, Inc.(3)	1,113	97,555
Thermo Fisher Scientific, Inc.	3,442	1,669,439
Waters Corp.(1)	543	162,797
West Pharmaceutical Services, Inc.	678	177,860
		$4,269,121
Machinery — 1.4%
Caterpillar, Inc.	4,270	$2,037,430
Cummins, Inc.	1,256	530,497
Deere & Co.	2,296	1,049,869
Dover Corp.	1,250	208,538
Fortive Corp.	3,208	157,160
IDEX Corp.	713	116,048
Illinois Tool Works, Inc.	2,418	630,518
Ingersoll Rand, Inc.	3,297	272,398
Nordson Corp.	517	117,333
Otis Worldwide Corp.	3,577	327,045
PACCAR, Inc.	4,786	470,560
Parker-Hannifin Corp.	1,165	883,245
Pentair PLC	1,494	165,475
Snap-on, Inc.	475	164,602
Stanley Black & Decker, Inc.	1,460	108,522
Westinghouse Air Brake Technologies Corp.	1,558	312,332
Xylem, Inc.	2,219	327,302
		$7,878,874
Media — 0.4%
Charter Communications, Inc., Class A(1)	847	$233,014
Comcast Corp., Class A	33,568	1,054,706
Fox Corp., Class A	2,020	127,381
Fox Corp., Class B	1,266	72,529
Interpublic Group of Cos., Inc.	3,490	97,406
News Corp., Class A	3,560	109,328
News Corp., Class B	1,052	36,347
Omnicom Group, Inc.	1,842	150,178
Paramount Skydance Corp., Class B	2,931	55,454
Trade Desk, Inc., Class A(1)	4,062	199,079
		$2,135,422
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	13,087	$513,272
Newmont Corp.	10,012	844,112
Nucor Corp.	2,092	283,320
Steel Dynamics, Inc.	1,261	175,821
		$1,816,525

CVT
S&P 500® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.6%
Ameren Corp.	2,465	$ 257,297
CenterPoint Energy, Inc.	5,951	230,899
CMS Energy Corp.	2,728	199,853
Consolidated Edison, Inc.	3,287	330,409
Dominion Energy, Inc.	7,779	475,841
DTE Energy Co.	1,892	267,586
NiSource, Inc.	4,292	185,844
Public Service Enterprise Group, Inc.	4,549	379,659
Sempra	5,947	535,111
WEC Energy Group, Inc.	2,934	336,207
		$3,198,706
Office REITs — 0.0%†
BXP, Inc.	1,375	$102,217
		$102,217
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	3,406	$82,698
Chevron Corp.	17,542	2,724,097
ConocoPhillips	11,384	1,076,813
Coterra Energy, Inc.	7,177	169,736
Devon Energy Corp.	5,786	202,857
Diamondback Energy, Inc.	1,715	245,417
EOG Resources, Inc.	4,977	558,021
EQT Corp.	5,650	307,529
Expand Energy Corp.	2,171	230,647
Exxon Mobil Corp.	38,859	4,381,352
Kinder Morgan, Inc.	17,824	504,597
Marathon Petroleum Corp.	2,771	534,083
Occidental Petroleum Corp.	6,605	312,086
ONEOK, Inc.	5,740	418,848
Phillips 66	3,684	501,098
Targa Resources Corp.	1,961	328,546
Texas Pacific Land Corp.	179	167,122
Valero Energy Corp.	2,832	482,176
Williams Cos., Inc.	11,131	705,149
		$13,932,872
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	5,912	$335,506
Southwest Airlines Co.	4,787	152,753
United Airlines Holdings, Inc.(1)	2,951	284,772
		$773,031
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,135	$188,136
Kenvue, Inc.	17,492	283,895
		$472,031
Security	Shares	Value
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	18,553	$ 836,740
Eli Lilly & Co.	7,258	5,537,854
Johnson & Johnson	21,952	4,070,340
Merck & Co., Inc.	22,767	1,910,834
Pfizer, Inc.	51,824	1,320,476
Viatris, Inc.	11,078	109,672
Zoetis, Inc.	4,040	591,133
		$ 14,377,049
Professional Services — 0.5%
Automatic Data Processing, Inc.	3,692	$1,083,602
Broadridge Financial Solutions, Inc.	1,068	254,366
Dayforce, Inc.(1)	1,456	100,304
Equifax, Inc.	1,128	289,366
Jacobs Solutions, Inc.	1,134	169,941
Leidos Holdings, Inc.	1,169	220,894
Paychex, Inc.	2,955	374,576
Paycom Software, Inc.	453	94,287
Verisk Analytics, Inc.	1,274	320,424
		$2,907,760
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,672	$421,000
CoStar Group, Inc.(1)	3,862	325,837
		$746,837
Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,296	$250,348
Camden Property Trust	1,039	110,944
Equity Residential	3,256	210,761
Essex Property Trust, Inc.	612	163,808
Invitation Homes, Inc.	5,141	150,786
Mid-America Apartment Communities, Inc.	1,114	155,659
UDR, Inc.	2,846	106,042
		$1,148,348
Retail REITs — 0.3%
Federal Realty Investment Trust	733	$74,260
Kimco Realty Corp.	6,385	139,512
Realty Income Corp.	8,334	506,624
Regency Centers Corp.	1,555	113,360
Simon Property Group, Inc.	2,976	558,506
		$1,392,262
Semiconductors & Semiconductor Equipment — 13.1%
Advanced Micro Devices, Inc.(1)	14,792	$2,393,198
Analog Devices, Inc.	4,523	1,111,301
Applied Materials, Inc.	7,315	1,497,673
Broadcom, Inc.	42,915	14,158,088
First Solar, Inc.(1)	978	215,678

CVT
S&P 500® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(1)	39,896	$ 1,338,511
KLA Corp.	1,203	1,297,556
Lam Research Corp.	11,536	1,544,670
Microchip Technology, Inc.	4,919	315,898
Micron Technology, Inc.	10,201	1,706,831
Monolithic Power Systems, Inc.	437	402,320
NVIDIA Corp.	222,703	41,551,926
NXP Semiconductors NV	2,298	523,323
ON Semiconductor Corp.(1)	3,728	183,828
QUALCOMM, Inc.	9,831	1,635,485
Skyworks Solutions, Inc.	1,417	109,081
Teradyne, Inc.	1,450	199,578
Texas Instruments, Inc.	8,287	1,522,570
		$71,707,515
Software — 10.9%
Adobe, Inc.(1)	3,867	$1,364,084
AppLovin Corp., Class A(1)	2,468	1,773,357
Autodesk, Inc.(1)	1,951	619,774
Cadence Design Systems, Inc.(1)	2,484	872,530
CrowdStrike Holdings, Inc., Class A(1)	2,272	1,114,143
Datadog, Inc., Class A(1)	2,947	419,653
Fair Isaac Corp.(1)	219	327,740
Fortinet, Inc.(1)	5,996	504,144
Gen Digital, Inc.	5,284	150,013
Intuit, Inc.	2,543	1,736,640
Microsoft Corp.	67,848	35,141,872
Oracle Corp.	15,105	4,248,130
Palantir Technologies, Inc., Class A(1)	20,730	3,781,567
Palo Alto Networks, Inc.(1)	6,088	1,239,638
PTC, Inc.(1)	1,092	221,698
Roper Technologies, Inc.	981	489,215
Salesforce, Inc.	8,714	2,065,218
ServiceNow, Inc.(1)	1,896	1,744,851
Synopsys, Inc.(1)	1,687	832,349
Tyler Technologies, Inc.(1)	394	206,125
Workday, Inc., Class A(1)	1,969	473,997
		$59,326,738
Specialized REITs — 0.7%
American Tower Corp.	4,268	$820,822
Crown Castle, Inc.	3,969	382,969
Digital Realty Trust, Inc.	2,922	505,155
Equinix, Inc.	892	698,650
Extra Space Storage, Inc.	1,935	272,719
Iron Mountain, Inc.	2,692	274,422
Public Storage	1,439	415,655
SBA Communications Corp.	979	189,290
VICI Properties, Inc.	9,720	316,969
Security	Shares	Value
Specialized REITs (continued)
Weyerhaeuser Co.	6,577	$ 163,044
		$ 4,039,695
Specialty Retail — 1.7%
AutoZone, Inc.(1)	152	$ 652,116
Best Buy Co., Inc.	1,792	135,511
CarMax, Inc.(1)	1,438	64,523
Home Depot, Inc.	9,069	3,674,668
Lowe's Cos., Inc.	5,108	1,283,691
O'Reilly Automotive, Inc.(1)	7,734	833,803
Ross Stores, Inc.	2,981	454,275
TJX Cos., Inc.	10,169	1,469,827
Tractor Supply Co.	4,831	274,739
Ulta Beauty, Inc.(1)	410	224,168
Williams-Sonoma, Inc.	1,121	219,099
		$9,286,420
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	135,432	$34,485,050
Dell Technologies, Inc., Class C	2,764	391,852
Hewlett Packard Enterprise Co.	11,961	293,762
HP, Inc.	8,561	233,116
NetApp, Inc.	1,824	216,071
Seagate Technology Holdings PLC	1,939	457,721
Super Micro Computer, Inc.(1)	4,570	219,086
Western Digital Corp.	3,162	379,630
		$36,676,288
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	1,352	$137,052
lululemon Athletica, Inc.(1)	994	176,863
NIKE, Inc., Class B	10,829	755,106
Ralph Lauren Corp.	353	110,687
Tapestry, Inc.	1,897	214,778
		$1,394,486
Tobacco — 0.6%
Altria Group, Inc.	15,312	$1,011,511
Philip Morris International, Inc.	14,188	2,301,293
		$3,312,804
Trading Companies & Distributors — 0.3%
Fastenal Co.	10,461	$513,007
United Rentals, Inc.	586	559,431
W.W. Grainger, Inc.	401	382,137
		$1,454,575
Water Utilities — 0.0%†
American Water Works Co., Inc.	1,778	$247,480
		$247,480

CVT
S&P 500® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	4,411	$ 1,055,905
		$ 1,055,905
Total Common Stocks (identified cost $110,739,163)		$520,684,561

Exchange-Traded Funds — 1.4%

Security	Shares	Value
Equity Funds — 1.4%
SPDR S&P 500 ETF Trust	11,500	$ 7,661,070
Total Exchange-Traded Funds (identified cost $5,941,525)		$ 7,661,070

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(4)(5)	544	$ 555
Total Rights (identified cost $555)		$ 555

Short-Term Investments — 3.3%
Affiliated Fund — 2.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(6)	16,178,878	$ 16,178,878
Total Affiliated Fund (identified cost $16,178,878)		$ 16,178,878
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(7)	$2,000	$ 1,970,816
Total U.S. Treasury Obligations (identified cost $1,968,823)		$ 1,970,816
Total Short-Term Investments (identified cost $18,147,701)		$ 18,149,694
Total Investments — 100.0% (identified cost $134,828,944)		$546,495,880
Other Assets, Less Liabilities — 0.0%†		$ 48,547
Net Assets — 100.0%		$546,544,427

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate.
(3)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $96,503 and the total market value of the collateral received by the Fund was $98,540, comprised of U.S. government and/or agencies securities.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of September 30, 2025.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

CVT
S&P 500® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	54	Long	12/19/25	$18,194,625	$60,983
					$60,983
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$555
		$555
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $17,936,658, which represents 3.3% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 1,519,578	$ —	$ (149,176)	$122,292	$265,086	$ 1,757,780	$ 33,745	11,058
Short-Term Investments
Liquidity Fund, Institutional Class(1)	13,356,034	45,851,017	(43,028,173)	—	—	16,178,878	228,618	16,178,878
Total				$122,292	$265,086	$17,936,658	$262,363

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CVT
S&P 500® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$520,684,561(2)	$ —	$ —	$520,684,561
Exchange-Traded Funds	7,661,070	—	—	7,661,070
Rights	—	—	555	555
Short-Term Investments:
Affiliated Fund	16,178,878	—	—	16,178,878
U.S. Treasury Obligations	—	1,970,816	—	1,970,816
Total Investments	$544,524,509	$1,970,816	$555	$546,495,880
Futures Contracts	$60,983	$ —	$ —	$60,983
Total	$544,585,492	$1,970,816	$555	$546,556,863

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.